As filed with the Securities and Exchange Commission on May 13, 2026

1933 Act Registration No. 333-273052

1940 Act Registration No. 811-23887

United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N‑1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 255	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 257	[X]

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, New York 10011
(646) 661-5441

Corporation Trust Company

1209 Orange Street
Wilmington, New Castle County, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Timothy Maloney
Roundhill Financial Inc.
154 West 14th Street, 2nd Floor

New York, New York 10011

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[  ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ] On (date) pursuant to paragraph (b) of Rule 485.

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ] On (date) pursuant to paragraph (a) of Rule 485.

[X] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[  ] On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Roundhill Daily 2X Short Software ETF

Part B – Statement of Additional Information for Roundhill Daily 2X Short Software ETF

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
May 13, 2026

PROSPECTUS

Roundhill Daily 2X Short Software ETF (_____)

________, 2026

Roundhill Daily 2X Short Software ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”).  The Fund lists and principally trades its shares on the [____] (“____” or the “Exchange”).

The Fund seeks daily inverse leveraged investment results and is intended to be used as a short-term trading vehicle. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Fund is very different from most mutual funds and exchange-traded funds. Investors should note that:

1.      The Fund is riskier than alternatives that do not use leverage because the Fund magnifies the performance of the underlying reference asset.

2.      The Fund pursues a daily investment objective that is inverse to the performance of its underlying security, a result opposite of most mutual funds and ETFs.

3.      The pursuit of its daily investment objective means that the return of the Fund for a period longer than a full trading day will be the product of a series of inverse leveraged returns, for each trading day during the relevant period. Consequently, especially in periods of market volatility, the volatility of the underlying reference asset may affect the Fund’s return as much as, or more than, the return of the reference asset. Further, the return for investors that invest for periods less than a full trading day will not be the product of the return of the Fund’s stated daily inverse leveraged investment objective and the performance of the reference asset for the full trading day. During periods of high volatility, the Fund may not perform as expected and the Fund may have losses when an investor may have expected gains if the Fund is held for a period that is different than one trading day.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Fund should:

1.      understand the risks associated with the use of inverse leveraged strategies;

2.      understand the consequences of seeking daily inverse leveraged investment results; and

3.      intend to actively monitor and manage their investments.

Investors who do not understand the Fund, or do not intend to actively manage their funds and monitor their investments, should not buy the Fund.

There is no assurance that the Fund will achieve its daily inverse leveraged investment objective, and an investment in the Fund could lose money, including the full principal value of his/her investment within a single day. The Fund is not a complete investment program.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

ii

Table of Contents

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	17
Additional Risks of Investing in the Fund	26
Management of the Fund	35
How to Buy and Sell Shares	38
Dividends, Distributions and Taxes	38
Distributor	41
Net Asset Value	42
Fund Service Providers	42
Premium/Discount Information	42
Investments by Other Investment Companies	43
Financial Highlights	44

Roundhill Daily 2X Short Software ETF

Important Information About the Fund

The Roundhill Daily 2x Short Software ETF (the “Fund”) seeks daily inverse leveraged investment results, before fees and expenses, that correspond to two times the inverse (-2X) of the performance of the iShares® Expanded Tech-Software Sector ETF (the “Underlying ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the Underlying ETF. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from -200% of the return of the Underlying ETF for the same period. For periods longer than a single day, the Fund will lose money if the Underlying ETF’s performance is flat, and it is possible that the Fund will lose money even if the returns of the Underlying ETF are negative. Longer holding periods, higher volatility of the Underlying ETF, and leveraged exposure each increase the impact of compounding on an investor’s returns. During periods when the Underlying ETF experiences higher volatility, the Underlying ETF’s volatility may affect the Fund’s return as much as or more than the return of the Underlying ETF.

The Fund presents different risks than other types of funds. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse leveraged (-2X) investment results, understand the risks associated with leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Underlying ETF’s performance is flat, and it is possible that the Fund will lose money even if the Underlying ETF’s performance decreases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the Underlying ETF gains more than 50% in one day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of two times the inverse (-2X) of the daily performance of the Underlying ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	[__]%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[__]%

(1)  The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2) “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$__	$__

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks daily inverse leveraged investment results, before fees and expenses, that correspond to two times the inverse (-2X) of the performance of the Underlying ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a single trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Underlying ETF is advised by BlackRock Fund Advisors (“BFA”) and seeks to track the investment results of the S&P North American Expanded Technology Software Index (the “Underlying Index”). The Underlying Index measures the performance of U.S.- traded stocks from the software industry and select companies from the interactive home entertainment and interactive media and services sub-industries in the U.S. and Canada. This includes companies that are producers of client/server applications, enterprise software, application software, home entertainment software, and media and services software. The Underlying Index may include large-, mid-, or small-capitalization companies. The components of the Underlying Index are likely to change over time.

BFA uses a representative sampling indexing strategy to manage the Underlying ETF. Under this approach, the Underlying ETF generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, and in securities not included in the Underlying Index, but which BFA believes will help the Underlying ETF track the Underlying Index.

In seeking to achieve its investment objective, the Fund will invest in derivatives instruments, such as swap agreements and futures contracts, that provide exposure to the returns of the Underlying ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Underlying ETF; (2) a basket of or the individual securities comprising the Underlying ETF; or (3) an index of securities (i.e. the Underlying Index) that is substantially similar to the holdings of the Underlying ETF.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the Underlying ETF is consistent with the Fund’s investment objective. The impact of the Underlying ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the Underlying ETF has increased on a given day, net assets of the Fund should decrease, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Underlying ETF has decreased in value on a given day, net assets of the Fund should increase, meaning the Fund’s exposure will need to be increased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund may hold ETFs and money market funds, deposit accounts with institutions with high-quality credit ratings, and/or short-term debt instruments with terms-to-maturity of less than 397 days and exhibit high-quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the Underlying ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the Underlying ETF or an index of securities that is substantially similar to the holdings of the Underlying ETF). While the Fund’s exposure would be substantially similar to direct exposure to the Underlying ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the Underlying ETF.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in an industry or group of industries to the extent that the Underlying ETF so concentrates. As of [__], 2026, a significant portion of the Underlying ETF is represented by securities of companies in the [technology industry or sector].

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return  of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2X) of the Underlying ETF over the same period. The Fund will lose money if the Underlying ETF’s performance is flat over time, and as a result of daily rebalancing, the Underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying ETF’s performance decreases over a period longer than a single day.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

AGGRESSIVE INVESTMENT RISK. The Fund employs investment strategies that involve greater risks than the strategies used by typical funds. The Fund’s use of leverage and derivatives could result in a shareholder losing the full principal value of his/her investment within a single day.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that an increase in the daily performance of the Underlying ETF will be magnified. This means that an investment in the Fund will be approximately reduced by an amount equal to 2% for every 1% daily increase in the market value of shares of the Underlying ETF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of the Underlying ETF increases more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying ETF.

Compounding and Market Volatility Risk. The Fund has a daily inverse leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times the inverse (-2X) of the Underlying ETF’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the volatility and holding period of the Fund increases. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying ETF during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the volatility of the Underlying ETF could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – Underlying ETF volatility and Underlying ETF returns. The Underlying ETF returns show the percentage change in the market value of the Underlying ETF over the specified period, while the Underlying ETF’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if returns of the Underlying ETF over two equal time periods is identical, different volatility in the Underlying ETF (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) Underlying ETF volatility; (ii) Underlying ETF performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; (v) other Fund expenses; and (vi) dividends or interest paid by the Underlying ETF. The chart shows estimated Fund returns for a number of combinations of Underlying ETF volatility and Underlying ETF performance over a one-year period. Performance shown in the chart assumes that: (a) no dividends were paid by the Underlying ETF; (b) there were no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Underlying ETF volatility, compounding will cause results for periods longer than a trading day to vary from two times the inverse (-2X) of the performance of the Underlying ETF.

As shown in the chart below, the Fund would be expected to lose 17.1% if the Underlying ETF provided no return over a one-year period during which the Underlying ETF experienced annualized volatility of 25%. If the Underlying ETF’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately 81.5%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying ETF’s return is flat. For instance, if the Underlying ETF’s annualized volatility is 100%, the Fund would be expected to lose 95.0% of its value, even if the cumulative Underlying ETF’s return for the year was 0%. The volatility of the instruments that reflect the market value of the Underlying ETF, such as swaps, may differ from the volatility of the Underlying ETF.

Areas shaded red represent those scenarios where the Fund can be expected to return less than two times the inverse (-2X) of the performance of the Underlying ETF and those shaded green represent those scenarios where the Fund can be expected to return more than two times the inverse (-2X) the performance of the Underlying ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

One Year Underlying ETF	-200% One Year Underlying ETF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	506.5%	418.1%	195.2%	15.6%	-68.9%
-50%	-100%	288.2%	231.6%	88.9%	-26.0%	-80.1%
-40%	-80%	169.6%	130.3%	31.2%	-48.6%	-86.2%
-30%	-60%	98.1%	69.2%	-3.6%	-62.2%	-89.8%
-20%	-40%	51.6%	29.5%	-26.2%	-71.1%	-92.2%
-10%	-20%	19.8%	2.3%	-41.7%	-77.2%	-93.9%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	20%	-19.8%	-31.5%	-61.0%	-84.7%	-95.9%
20%	40%	-32.6%	-42.4%	-67.2%	-87.2%	-96.5%
30%	60%	-42.6%	-50.9%	-72.0%	-89.1%	-97.1%
40%	80%	-50.5%	-57.7%	-75.9%	-90.6%	-97.5%
50%	100%	-56.9%	-63.2%	-79.0%	-91.8%	-97.8%
60%	120%	-62.1%	-67.6%	-81.5%	-92.8%	-98.1%

The annualized historical volatility rate of the Underlying ETF for the period from its inception on [       ] to [       ] was [       ]. The annualized performance of the Underlying ETF for the period from its inception on [       ] to [       ]. Historical Underlying ETF volatility and performance are not necessarily indications of what volatility and performance of the Underlying ETF will be in the future.

For information regarding the effects of volatility and Underlying ETF performance on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of Daily Objective Funds – the Impact of Compounding” in the Fund’s statutory prospectus.

Intra-Day Investment Risk. The Fund seeks inverse leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of the Underlying ETF at the market close on the first trading day and the market value of the Underlying ETF at the time of purchase. If the market value of the Underlying ETF increases in value, the Fund’s net assets will decrease by approximately two times the amount of the Fund’s exposure. Conversely, if the market value of the Underlying ETF declines in value, the Fund’s net assets will increase by approximately two times the amount of the Fund’s exposure. Thus, an investor that purchases Fund Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple (-2X) of the Underlying ETF.

If there is a significant intra-day market event and/or the Underlying ETF experiences a significant increase, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying ETF and therefore achieve its daily inverse leveraged investment objective. To achieve a high degree of correlation with the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily inverse leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying ETF increases on days when shares of the Underlying ETF are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may also utilize derivatives that do not use the Underlying ETF as the reference asset. Under such circumstances, the Fund’s returns may not directly correlate with the returns of the Underlying ETF. Additionally, the Fund may have difficulty achieving its daily inverse leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the Underlying ETF.

INVERSE CORRELATION RISK. The Fund seeks to provide the inverse of the return of the Underlying ETF. This means that the Fund will decrease in value when the Underlying ETF increases in value, a result which is the opposite of traditional funds. The more that the Underlying ETF increases in value over a given day, the more the Fund will decrease in value.

LIQUIDITY RISK. The market for derivatives that reference the Underlying ETF may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of derivatives on the Underlying ETF.

SWAP AGREEMENTS RISK. The Fund will utilize swap agreements to derive its exposure to the Underlying ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

UNDERLYING ETF RISKS. The Fund will have significant exposure to the Underlying ETF through its investments in financial instruments that provide exposure to the Underlying ETF and the securities it holds. Accordingly, the Fund will subject to the risks of the Underlying ETF, set forth below. In addition to these risks, the Underlying ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Information Technology Risk, Operational Risk and Structural ETF Risk.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Underlying ETF may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Underlying ETF invests.  In addition, litigation regarding any of the assets or securities owned by the Underlying ETF may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value.

PASSIVE INVESTMENT RISK. The Underlying ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Underlying ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

UNDERLYING INDEX PROVIDER RISK. The Underlying ETF seeks to track an index that is administered by a third-party index provider that is independent of the Underlying ETF and its adviser. There is no assurance that the Underlying Index Provider, or any agents that act on its behalf, will compile the Underlying Index accurately, or that the Underlying Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Asset Class Risk.  Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on Fund Share price.

FUTURES CONTRACT RISK. The Fund may utilize futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s net asset value (“NAV”). Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily NAV per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the NAV , the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VALUATION RISK.  The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Non-Principal Risks

REGULATED INVESTMENT COMPANY TAX RISKS. The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/__ and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser: Roundhill Financial Inc.

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Each has served as a portfolio manager since its inception in ________ 2026.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/__.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker‑dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information..

Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

The Fund is designed as a short-term trading vehicle. The Fund is intended to be used by investors who intend to actively monitor and manage their portfolios.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Fund should: (a) understand the risks associated with leverage; and (b) understand the consequences of seeking daily inverse leveraged investment results. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

Additional Information About the Fund’s Principal Investment Strategy

The Fund seeks daily inverse leveraged investment results, before fees and expenses, that correspond to two times the inverse (-2X) of the performance of the Underlying ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Underlying ETF is advised by BFA and seeks to track the investment results of the S&P North American Expanded Technology Software Index. The Underlying Index measures the performance of U.S.- traded stocks from the software industry and select companies from the interactive home entertainment and interactive media and services sub-industries in the U.S. and Canada. This includes companies that are producers of client/server applications, enterprise software, application software, home entertainment software, and media and services software. The Underlying Index may include large-, mid-, or small-capitalization companies. The components of the Underlying Index are likely to change over time.

BFA uses a representative sampling indexing strategy to manage the Underlying ETF. Under this approach, the Underlying ETF generally will invest at least 80% of its assets in the component securities of its Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, and in securities not included in the Underlying Index, but which BFA believes will help the Underlying ETF track the Underlying Index.

In seeking to achieve its investment objective, the Fund will invest in derivatives instruments, such as swap agreements and futures contracts, that provide exposure to the returns of the Underlying ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Underlying ETF; (2) a basket of or the individual securities comprising the Underlying ETF; or (3) an index of securities that is substantially similar to the holdings of the Underlying ETF.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Underlying ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the Underlying ETF is consistent with the Fund’s investment objective. The impact of the Underlying ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the Underlying ETF has increased on a given day, net assets of the Fund should decrease, meaning that the Fund’s exposure will need to be decreased. Conversely, if the Underlying ETF has decreased in value on a given day, net assets of the Fund should increase, meaning the Fund’s exposure will need to be increased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund may hold ETFs and money market funds, deposit accounts with institutions with high-quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high-quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the Underlying ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the Underlying ETF or an index of securities that is substantially similar to the holdings of the Underlying ETF). While the Fund’s exposure would be substantially similar to direct exposure to the Underlying ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the Underlying ETF.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in an industry or group of industries to the extent that the Underlying ETF so concentrates. As of [__], 2026, a significant portion of the Underlying ETF is represented by securities of companies in the [technology industry or sector].

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from two times the inverse (-2X) of the Underlying ETF over the same period. The Fund will lose money if the Underlying ETF’s performance is flat over time, and as a result of daily rebalancing, the Underlying ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Underlying ETF’s performance decreases over a period longer than a single day.

The Effects of Fees and Expenses on the Return of the Fund for a Single Trading Day

To create the necessary exposure, the Fund uses leveraged investment techniques, which necessarily incur brokerage and financing charges. In light of these charges and the Fund’s operating expenses, the expected return of the Fund over one trading day is equal to the gross expected return, which is two times the inverse of the daily return of the Underlying ETF, minus: (i) financing charges incurred by the portfolio; and (ii) daily operating expenses. For instance, if the Underlying ETF returns 2% on a given day, the gross expected return of the Fund would be -4%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower. The Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund Shares at the close of the markets on a given trading day, the investor’s exposure to the Underlying ETF would reflect -200% of the performance of the Underlying ETF during the following trading day, subject to the charges and expenses noted above.

The Fund may have difficulty in achieving its daily inverse leveraged investment objective due to fees, expenses, transaction costs, income items, accounting standards, significant purchase and redemption activity by Fund shareholders and/or disruptions or a temporary lack of liquidity in the markets for the securities held by the Fund.

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

If the Fund is unable to obtain sufficient inverse leveraged exposure to the Underlying ETF due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, fail to meet its daily investment objective or experience increased transaction fees. Under such circumstances, the Fund could trade at significant bid-ask spreads, premiums or discounts to its NAV and could experience substantial redemptions.

A Cautionary Note to Investors Regarding Dramatic Underlying ETF Performance

The Fund seeks daily exposure to the Underlying ETF equal to -200% of its net assets. As a consequence, the Fund could lose an amount greater than its net assets in the event of an increase in the market value of the Underlying ETF in excess of 50% of the market value of the Underlying ETF in a single trading day.

If the Underlying ETF has a dramatic adverse move that causes a material decline in the Fund’s net assets, the terms of the Fund’s swap agreements may permit the counterparty to immediately close out the swap transaction. In that event, the Fund may be unable to enter into another swap agreement to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged inverse investment objective, even if the Underlying ETF later reverses all or a portion of the move.

Examples of the Impact of Daily Leverage and Compounding. Because the Fund’s exposure to the Underlying ETF is repositioned on a daily basis, for a holding period longer than one day the pursuit of the daily investment objective will result in daily inverse leveraged compounding for the Fund. This means that the return of the Underlying ETF over a period of time greater than one day multiplied by the Fund’s daily inverse leveraged investment objective (e.g., -200%) generally will not equal the Fund’s performance over that same period. As a consequence, investors should not plan to hold Fund Shares unmonitored for periods longer than a single trading day. This deviation increases with higher volatility in the Underlying ETF and longer holding periods. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated daily inverse leveraged investment objective and the performance of the Underlying ETF for the full trading day. The actual exposure will largely be a function of the performance of the Underlying ETF from the end of the prior trading day.

Consider the following examples:

Amy is considering investment in two funds, Funds A and B. Fund A is an actively-managed ETF (the “Reference Fund”). Similar to the Fund, Fund B is an ETF that seeks daily inverse leveraged investment results (before fees and expenses) that correspond to -200% of the daily performance of the Reference Fund (the “Hypothetical -2X Fund”).

On Day 1, the Reference Fund’s market value decreases from $100 to $95, a loss of 5%. On Day 2, the Reference Fund’s market value increases from $95 back to $100, a gain of 5.26%. In the aggregate, the market value of the Reference Fund has not moved.

An investment in the Reference Fund would be expected to decrease 5% on Day 1 and increase 5.26% on Day 2, returning the investment to its original value. The same $100 investment in the Hypothetical -2X Fund would be expected to increase 10% (200% of 5%) on Day 1 but decrease 10.53% on Day 2.

Day	Reference Fund Performance	Hypothetical -2X Fund Performance	Value of Hypothetical -2X Fund Investment
			$100.00
1	-5.00%	10.00%	$110.00
2	5.26%	-10.53%	$98.42

The percentage decrease in the Hypothetical -2X Fund is larger on Day 2 than the percentage increase on Day 1, and the decrease is applied to a higher principal amount, so the investment in the Hypothetical -2X Fund experiences a loss even when the aggregate market value of the Reference Fund for the two-day period has not increased. (These calculations do not include the charges for fund fees and expenses.)

As you can see, an investment in the Hypothetical -2X Fund has additional risks due to the effects of leverage and compounding.

An investor who purchases Fund Shares intra-day will generally receive more, or less, than -200% exposure to the Reference Fund from that point until the end of the trading day. The actual exposure will be largely a function of the performance of the Reference Fund from the end of the prior trading day. If the Fund Shares are held for a period longer than a single trading day, the Fund’s performance is likely to deviate from -200% of the return of the Reference Fund’s performance for the longer period. This deviation will increase with higher Reference Fund volatility and longer holding periods.

Examples of the Impact of Underlying ETF Volatility. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will typically cause the Fund to lose money if the Underlying ETF experiences volatility. Volatility rate is a statistical measure of the magnitude of fluctuations in returns over a defined period. For periods longer than a trading day, volatility in the performance of the Underlying ETF from day to day is the primary cause of any disparity between the Fund’s actual returns and the inverse of the returns of the Underlying ETF for such period. Volatility causes such disparity because it exacerbates the effects of compounding on the Fund’s returns. Consider the following three examples that demonstrate the effect of volatility on a hypothetical fund:

Example 1 – Reference Fund Experiences Volatility with Trend

The example below shows the impact of an investment in the Hypothetical -2X Fund that seeks investment results on a daily basis of -200% of the Reference Fund. Amy invests $10.00 in the Hypothetical -2X Fund at the close of trading on Day 1. During Day 2, the Reference Fund’s market value increases by 2%. Amy’s investment in the Hypothetical -2X Fund decreases 4% to $9.60. Amy holds her investment through the close of trading on Day 3, during which the Reference Fund’s market value rises an additional 1.96%. The value of Amy’s investment in the Hypothetical -2X Fund decreases to $9.22, a loss during Day 3 of 3.92%. For the two-day period since Amy invested in the Hypothetical -2X Fund, the Reference Fund’s market value gained 4% although Amy’s investment decreased by 7.76%. Because the Reference Fund continued to trend upwards, Amy’s return on her investment in the Hypothetical -2X Fund closely correlates to -200% of the return of the Reference Fund for the period.

Example 2 – Reference Fund Experiences Volatility with Trend Reversal

Amy invests $10.00 in the Hypothetical -2X Fund after the close of trading on Day 1. During Day 2, the Reference Fund’s market value increases by 2%, and Amy’s investment in the Hypothetical -2X Fund decreases 4% to $9.60. Amy continues to hold her investment through the end of Day 3, during which the Reference Fund’s market value declines by 3.92%. The value of Amy’s investment in the Hypothetical -2X Fund increases by 7.84%, from $9.60 to $10.35. For the two-day period since Amy invested in the Hypothetical -2X Fund, the Reference Fund lost 2% while Amy’s investment in the Hypothetical -2X Fund increased from $10 to $10.35, a 3.53% gain. The volatility of the Reference Fund and the trend reversal affected the correlation between the Reference Fund’s return for the two-day period and Amy’s return. In this situation, Amy gained less than two times the inverse of the return of the Reference Fund.

Example 3 – Intra-day Investment with Volatility and Trend Reversal

The examples above assumed that Amy purchased the Hypothetical -2X Fund at the close of trading on Day 1 and sold her investment at the close of trading on a subsequent day. However, if she made an investment intra-day, she would have received notional exposure to the Reference Fund determined by the performance of the Reference Fund from the end of the prior trading day until her time of purchase on the next trading day.

Consider the following example.

Amy invests $10.00 in the Hypothetical -2X Fund at 11 a.m. on Day 2. From the close of trading on Day 1 until 11 a.m. on Day 2, the market value of the Reference Fund increased by 2%. In light of that gain, the Hypothetical -2X Fund’s notional exposure to the Reference Fund at the point at which Amy invests is -213%. During the remainder of Day 2, the Reference Fund’s market value gains 7.84%, and Amy’s investment in the Hypothetical -2X Fund decreases 16.66% (which is the inverse of the Reference Fund’s gain of 7.84% multiplied by the 213% notional exposure to the Reference Fund that she received) to $8.33. Amy continues to hold her investment through the close of trading on Day 3, during which the Reference Fund’s market value declines by 18.18%. Amy’s investment in the Hypothetical  2X Fund increases by 36.36%, from $8.33 to $11.36. For the period of Amy’s investment, the Reference Fund’s market value declined by 11.77%, while Amy’s investment in the Hypothetical -2X Fund increased from $10.00 to $11.36, a 13.64% gain. The volatility and trend reversal of the Reference Fund affected the correlation between the Reference Fund’s return for the period and Amy’s return. In this situation, Amy gained less than two times the inverse of the return of the Reference Fund. Amy’s performance was also impacted because she did not participate in the first 2% move of the Reference Fund and had a notional exposure to the Reference Fund of 213% for the remainder of Day 2.

Market Volatility. The Fund seeks to provide a return which is two times the inverse of the daily performance of the Underlying ETF. The Fund does not attempt to, and should not be expected to, provide returns which are two times the inverse of the return of the Underlying ETF for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair the Fund’s performance if the Underlying ETF experiences volatility. For instance, the Fund would be expected to lose 11% (as shown in Table 1 below) if the Underlying ETF provided no return over a one-year period and experienced annualized volatility of 20%. If the Underlying ETF’s annualized volatility were to rise to 40%, the hypothetical loss for a one-year period for the Fund widens to approximately 38%.

Table 1

Volatility Range	Fund Loss
10%	-3%
20%	-11%
30%	-24%
40%	-38%
50%	-53%
60%	-66%
70%	-77%
80%	-85%
90%	-91%
100%	-95%

Note that at higher volatility levels, there is a chance of a complete loss of Fund assets even if the market value of the Underlying ETF is flat. For instance, if annualized volatility of the Underlying ETF was 90%, the Fund would be expected to lose 91%, even if the Underlying ETF returned 0% for the year.

Table 2 shows the annualized historical volatility rates for the Underlying ETF for the five-year period ended December 31, 2025.

Since market volatility has negative implications for the Fund, which rebalances daily, investors should be sure to monitor and manage their investments in the Fund particularly in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of the Underlying ETF in Table 2 to give investors some sense of the risks of holding the Fund for longer periods. Historical volatility and performance for the Underlying ETF is not likely indicative of future volatility and performance.

Table 2
Historic Volatility of the Underlying ETF
Underlying ETF	[ ]

The Projected Returns of the Fund for Intra-Day Purchases. Because the Fund rebalances its portfolio once daily, an investor who purchases Fund Shares during the day will likely have more, or less, than ‑200% investment exposure to the Underlying ETF. The exposure to the Underlying ETF received by an investor who purchases the Fund intra-day will differ from the Fund’s stated daily investment objective (e.g., -200%) by an amount determined by the movement of the Underlying ETF from its value at the end of the prior day. If the Underlying ETF moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor purchases Fund Shares, the investor will receive less exposure to the Underlying ETF than the Fund’s stated daily leveraged investment objective (e.g., -200%). Conversely, if the Underlying ETF moves in a direction adverse to the Fund, the investor will receive more exposure to the Underlying ETF than the stated Fund daily inverse leveraged investment objective (e.g., -200%).

Table 3 below indicates the hypothetical exposure to the Reference Fund that an intra-day purchase of the Hypothetical -2X Fund would be expected to provide based upon the movement in the market value of the Reference Fund from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the Reference Fund has moved 5% in a direction favorable to a -2X Hypothetical Fund, the investor would receive exposure to the performance of the Reference Fund from that point until the investor sells later that day or the end of the day equal to approximately -173% of the investor’s investment.

Conversely, if the market value of the Reference Fund moves 5% in a direction unfavorable to the Fund, an investor at that point would receive exposure to the performance of the Reference Fund from that point until the investor sells later that day or the end of the day equal to approximately -233% of the investor’s investment.

The table below includes a range of hypothetical Reference Fund moves from 20% to -20% and the corresponding exposure for the Hypothetical -2X Fund. Movement of the Reference Fund beyond the range noted below will result in exposure further from the Hypothetical -2X Fund’s daily inverse leveraged investment objective.

Table 3

Reference Fund Move	Resulting Exposure for -2X Hypothetical Fund
-20%	-114%
-15%	-131%
-10%	-150%
-5%	-173%
0%	-200%
5%	-233%
10%	-275%
15%	-329%
20%	-400%

The Projected Returns of the Fund for Periods Other Than a Single Trading Day.

The Fund seeks inverse leveraged investment results on a daily basis — from the close of regular trading on one trading day to the close on the next trading day — which should not be equated with seeking an inverse leveraged investment objective for any other period. For instance, if the market value of the Underlying ETF gains 10% for a week, the Fund should not be expected to provide a loss of 20% for the week even if it meets its daily inverse leveraged investment objective throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily compounding, which means that the return of the Underlying ETF over a period of time greater than one day multiplied by the Fund’s daily inverse leveraged investment objective (e.g., ‑200%) will not generally equal the Fund’s performance over that same period. In addition, the effects of compounding become greater the longer Fund Shares are held beyond a single trading day.

The following tables set out a range of hypothetical daily performances during a given 10 trading days of the Hypothetical -2X Fund compared to the Reference Fund and demonstrate how changes in the market value of the Reference Fund would compare to the performance of the Hypothetical -2X Fund for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in hypothetical funds over a 10-trading day period and do not reflect fees or expenses of any kind.

Table 4 – The Reference Fund Lacks Clear Trend

Reference Fund				Hypothetical -2X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$105.00	5.00%	5.00%	$90.00	-10.00%	-10.00%
Day 2	$110.00	4.76%	10.00%	$81.43	-9.52%	-18.57%
Day 3	$100.00	-9.09%	0.00%	$96.23	18.18%	-3.77%
Day 4	$90.00	-10.00%	-10.00%	$115.48	20.00%	15.48%
Day 5	$85.00	-5.56%	-15.00%	$128.31	11.11%	28.31%
Day 6	$100.00	17.65%	0.00%	$83.03	-35.29%	-16.97%
Day 7	$95.00	-5.00%	-5.00%	$91.33	10.00%	-8.67%

24

Reference Fund				Hypothetical -2X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
Day 8	$100.00	5.26%	0.00%	$81.71	-10.53%	-18.29%
Day 9	$105.00	5.00%	5.00%	$73.54	-10.00%	-26.46%
Day 10	$100.00	-4.76%	0.00%	$80.55	9.52%	-19.45%

The return of the Hypothetical -2X Fund for the 10-trading day period is -19.45%. The volatility of the Reference Fund’s performance and lack of a clear trend results in performance for the Hypothetical ‑2X Fund for the period which bears little relationship to the performance of the Reference Fund for the 10-trading day period.

Table 5 – The Reference Fund Rises in a Clear Trend

Reference Fund				Hypothetical -2X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$102.00	2.00%	2.00%	$96.00	-4.00%	-4.00%
Day 2	$104.00	1.96%	4.00%	$92.24	-3.92%	-7.76%
Day 3	$106.00	1.92%	6.00%	$88.69	-3.85%	-11.31%
Day 4	$108.00	1.89%	8.00%	$85.34	-3.77%	-14.66%
Day 5	$110.00	1.85%	10.00%	$82.18	-3.70%	-17.82%
Day 6	$112.00	1.82%	12.00%	$79.19	-3.64%	-20.81%
Day 7	$114.00	1.79%	14.00%	$76.36	-3.57%	-23.64%
Day 8	$116.00	1.75%	16.00%	$73.68	-3.51%	-26.32%
Day 9	$118.00	1.72%	18.00%	$71.14	-3.45%	-28.86%
Day 10	$120.00	1.69%	20.00%	$68.73	-3.39%	-31.27%

The cumulative performance of the Reference Fund in Table 5 is 20.00% for 10 trading days. The return of the Hypothetical -2X Fund for the 10-trading day period is -31.27%. In this case, because of the positive Reference Fund trend, the Hypothetical -2X Fund’s loss is less than 200% of the Reference Fund’s gain for the 10-trading day period.

Table 6 – The Reference Fund Declines in a Clear Trend

Reference Fund				Hypothetical -1X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$98.00	-2.00%	-2.00%	$104.00	4.00%	4.00%
Day 2	$96.00	-2.04%	-4.00%	$108.24	4.08%	8.24%
Day 3	$94.00	-2.08%	-6.00%	$112.76	4.17%	12.76%
Day 4	$92.00	-2.13%	-8.00%	$117.55	4.26%	17.55%
Day 5	$90.00	-2.17%	-10.00%	$122.66	4.35%	22.66%
Day 6	$88.00	-2.22%	-12.00%	$128.12	4.44%	28.12%

Reference Fund				Hypothetical -1X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
Day 7	$86.00	-2.27%	-14.00%	$133.94	4.55%	33.94%
Day 8	$84.00	-2.33%	-16.00%	$140.17	4.65%	40.17%
Day 9	$82.00	-2.38%	-18.00%	$146.84	4.76%	46.84%
Day 10	$80.00	-2.44%	-20.00%	$154.01	4.88%	54.01%

The cumulative performance of the Reference Fund in Table 6 is -20% for 10 trading days. The return of the Hypothetical -2X Fund for the 10-trading day period is 54.01%. In this case, because of the negative hypothetical Reference Fund trend, the Hypothetical -2X Fund’s increase is greater than -200% of the hypothetical Reference Fund decline for the 10-trading day period.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Additional Risks of Investing in the Fund

Risk is inherent in all investing.  Investing in the Fund involves risk, including the risk that you may lose all or part of your investment.  There can be no assurance that the Fund will meet its stated objective.  Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

Market Risk. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

AGGRESSIVE INVESTMENT RISK. The Fund employs investment strategies that involve greater risks than the strategies used by typical funds. The Fund’s use of leverage and derivatives could result in a shareholder losing the full principal value of his/her investment within a single day.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying ETF will be magnified. This means that an investment in the Fund will be approximately reduced by an amount equal to 2% for every 1% daily decline in the market value of shares of the Underlying ETF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of the Underlying ETF declines more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Underlying ETF.

Compounding and Market Volatility Risk. The Fund has a daily inverse leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times the inverse (-2X)of  the Underlying ETF’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the volatility and holding period of the Fund increases. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying ETF during a shareholder’s holding period of an investment in the Fund.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) Underlying ETF volatility; (ii) Underlying ETF performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; (v) other Fund expenses; and (vi) dividends or interest paid by the Underlying ETF.

Intra-Day Investment Risk. The Fund seeks inverse leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of the Underlying ETF at the market close on the first trading day and the market value of the Underlying ETF at the time of purchase. If the market value of the Underlying ETF increases in value, the Fund’s net assets will decrease by approximately two times the amount of the Fund’s exposure. Conversely, if the market value of the Underlying ETF declines in value, the Fund’s net assets will increase by approximately two times the amount of the Fund’s exposure. Thus, an investor that purchases Fund Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple (2X) of the Underlying ETF.

If there is a significant intra-day market event and/or the Underlying ETF experiences a significant increase, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

Daily Correlation/Tracking Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying ETF and therefore achieve its daily inverse leveraged investment objective. To achieve a high degree of correlation with the Underlying ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily inverse leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Underlying ETF increases on days when shares of the Underlying ETF are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may also utilize derivatives that do not use the Underlying ETF as the reference asset. Under such circumstances, the Fund’s returns may not directly correlate with the returns of the Underlying ETF. Additionally, the Fund may have difficulty achieving its daily inverse leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Underlying ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the Underlying ETF.

INVERSE CORRELATION RISK. The Fund seeks to provide the inverse of the return of the Underlying ETF. This means that the Fund will decrease in value when the Underlying ETF increases in value, a result which is the opposite of traditional funds. The more that the Underlying ETF increases in value over a given day, the more the Fund will decrease in value

LIQUIDITY RISK. The market for derivatives that reference the Underlying ETF may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of derivatives on the Underlying ETF.

SWAP AGREEMENTS RISK. The Fund will utilize swap agreements to derive its exposure to the Underlying ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

UNDERLYING ETF RISKS. The Fund will have significant exposure to the Underlying ETF through investments in financial instruments that provide exposure to the Underlying ETF and the securities it holds. Accordingly, the Fund will subject to the risks of the Underlying ETF, set forth below. In addition to these risks, the Underlying ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Information Technology Risk, Operational Risk and Structural ETF Risk.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEGISLATION AND LITIGATION RISK.  Legislation or litigation that affects the value of assets or securities held by the Underlying ETF may reduce the value of the Fund.  From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Underlying ETF invests.  In addition, litigation regarding any of the assets or securities owned by the Underlying ETF may negatively impact the value of the Shares.  Such legislation or litigation may cause the Fund to lose value.

PASSIVE INVESTMENT RISK. The Underlying ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The Underlying ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

UNDERLYING INDEX PROVIDER RISK. The Underlying ETF seeks to track an index that is administered by a third-party index provider that is independent of the Underlying ETF and its adviser. There is no assurance that the Underlying Index Provider, or any agents that act on its behalf, will compile the Underlying Index accurately, or that the Underlying Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Asset Class Risk.  Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK.  Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on Fund Share price.

FUTURES CONTRACT RISK. The Fund may utilize futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Non-Diversification Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Structural ETF Risks.  The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily NAV per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the NAV , the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VALUATION RISK.  The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Non-Principal Risks

REGULATED INVESTMENT COMPANY TAX RISKS. The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act.  The Fund is treated as a separate fund with its own investment objective and policies.  The Trust is organized as a Delaware statutory trust.  The Board is responsible for the overall management and direction of the Trust.  The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 138 1940 Act-registered ETFs as of March 2026. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

•         Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

•         Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

•         Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

•         Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

•         Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

•         Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

•         Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI.  Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub‑advisory agreements with existing or new sub‑advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub‑advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub‑advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub‑advisers and the aggregate fees payable to unaffiliated sub‑advisers and sub‑advisers affiliated with Roundhill, other than wholly-owned sub‑advisers.

If the Fund relies on the order to hire a new sub‑adviser, the Fund will provide shareholders with certain information regarding the sub‑adviser within 90 days of hiring the new sub‑adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub‑advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub‑advisers are retained or the contract with any existing sub‑adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to [   ]% of its average daily net assets.  This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund.  Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees.  However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill and ETC (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub‑advisory fee to ETC in an amount based on the Fund’s average daily net assets.  Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee.  The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and the Investment Sub-Advisory Agreement on behalf of the Fund will be available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund.  The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non‑U.S. person, a broker‑dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non‑U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis.  The distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/__.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act  The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus.  Financial information is therefore not available.

Roundhill Daily 2X Short Software ETF

For more detailed information on the Fund, several additional sources of information are available to you.  The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation.  Additional information about the Fund’s investments is available in the annual and semi‑annual reports to shareholders.  In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year.  The Fund’s most recent SAI, annual or semi‑annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/__ or through your financial advisor.  Shareholders may call the toll‑free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser and the Trust, directly from the SEC.  Information on the SEC’s website is free of charge.  Visit the SEC’s on‑line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer of sale is not permitted.

Subject to Completion
May 13, 2026

Statement of Additional Information

Roundhill Daily 2X Short Software ETF

(____ — ____)

__________, 2026

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the prospectus dated _____, 2026, as it may be revised from time to time (the “Prospectus”), for the Roundhill Daily 2X Short Software ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”).  Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted.  A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/___.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

Table of Contents

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	8
Management of the Fund	13
Control Persons and Principal Holders of Securities	19
Investment Adviser and Other Service Providers	19
Brokerage Allocations	26
Additional Information	28
Proxy Voting Policies and Procedures	30
Creation and Redemption of Creation Units	30
Federal Tax Matters	34
Determination of Net Asset Value	39
Dividends and Distributions	39
Miscellaneous Information	40
Performance Information	40
Financial Statements	40

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series.  The Trust is an open-end management investment company, registered under the 1940 Act.  The Trust currently offers shares in [__] separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.  Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on [___] (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). Exchange-traded funds (“ETFs”), such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof.  Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV.  Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.”  Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the

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requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors.  Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund.  The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling

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options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in an industry or group of industries to the extent that the Underlying ETF so concentrates. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets).  In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.  The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law.  As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.  With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33‑1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as

3

defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund.  The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities.  With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

Under normal market conditions, the Fund seeks daily inverse leveraged investment results, before fees and expenses, that correspond to two times the inverse (-2X) of the performance of the iShares® Expanded Tech-Software Sector ETF (the “Underlying ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the Underlying ETF. In seeking to achieve its investment objective, the Fund will invest in derivatives instruments, such as options contracts, swap agreements and futures contracts, that provide exposure to the returns of the Underlying ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Underlying ETF; (2) a basket of or the individual securities comprising the Underlying ETF; or (3) an index of securities that is substantially similar to the holdings of the Underlying ETF.

Types of Investments

Swap Agreements. The Fund may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

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As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Options Contracts. The Fund may buy and write (sell) options on securities, indexes and other assets for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC. The principal reason for the Fund to write call options on assets held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying assets alone.

If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance

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can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and the Financial Industry Regulatory Authority (“FINRA”)) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

Futures Contracts. The Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

To the extent the Fund utilizes futures contracts, the Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of the Fund.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

All of the Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the

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CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by the Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. The Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.

In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the Adviser to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the Adviser will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the Adviser must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments.  The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including

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government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities.  The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate.  A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year.  A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline.  The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment.  The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings.  Any such borrowings are intended to be temporary.  However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time.  As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing.  The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary

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information, suffer data corruption or lose operational capacity.  Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss.  Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users.  In addition, cybersecurity breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches.  The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor'sderivativesstrategieswilldependonitsabilitytoassessandpredicttheimpactofmarketoreconomicdevelopments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.      Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.      Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative

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instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.      Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.      Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.      Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.      Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

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Futures Contracts Risk

The Fund may invest in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. If the Fund uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets are subject to margin deposit requirements less onerous than margin requirements in the securities markets in general. As a result, futures markets may attract more speculators than the securities markets. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Fund’s portfolio managers still may not result in a successful derivatives activity over a very short time period. The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. It is possible that, as a result of such limits, the Fund will be precluded from taking positions in certain futures contracts it might have otherwise taken to the disadvantage of shareholders.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund.  Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Options Contracts Risk

The Fund may utilize options contracts. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events.  As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises

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above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Special Tax Risk

The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if the Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under

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no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees.  There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”).  The Trustees serve for indefinite terms until their resignation, death or removal.  The Trust has not established a lead Independent Trustee position.  The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser and sub-adviser.  Each Trustee, except for Timothy Maloney, is an Independent Trustee.  Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as co-founder and co-owner of Roundhill, and Treasurer and Chief Financial Officer of the Trust.  The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms.  The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	• Indefinite term • Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	[__]	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	• Indefinite term • Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	[__]	None
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	• Indefinite term • Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	[__]	Advisors Preferred Trust; Alpha Alternative Fund
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	• Indefinite term • Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	[__]	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	• Indefinite term • Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	• Indefinite term • Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	• Indefinite term • Since inception	Managing Director of Operations (2026 – present), Director of Operations (2024 – 2026), and Vice President of Operations (2021 – 2023) of Roundhill Financial Inc.	N/A	N/A

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Aaron Norris c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1980	Chief Compliance Officer and Anti-Money Laundering Officer	• Indefinite term • Since 2026

Chief Compliance Officer of Roundhill Financial, Inc. (2026 – present); Managing Director, Head of Core Compliance at Nomura Asset Management International (April – December 2025); Vice President, Sub-Adviser Oversight (2021 – 2025) at Fidelity Investments

				N/A	N/A
Justin Katz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Vice President	• Indefinite term • Since 2024	Vice President of Operations at Roundhill Financial Inc. (2024 – present); Vice President (2022 – 2024) and Senior Associate (2019 – 2022) at BNY Mellon.	N/A	N/A

____________________

(1)            Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure.  Each Trustee currently serves as a trustee of the Fund and of the other series of the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”) and is anticipated to serve as a trustee for future Roundhill Funds.  None of the Independent Trustees, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates.  Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each Roundhill Fund.

The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds.  Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting.  Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards.  In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

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The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees.  The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance.  The Independent Trustees are represented by independent legal counsel at all Board and committee meetings.  Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating and Governance Committee is responsible for nominating non‑interested persons to the Board of Trustees.  In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes and assignment of committee members, oversees arrangements for orientation of new Board members and continuing education of Independent Trustees, and periodically reviews and makes recommendations about any appropriate changes to Trustee compensation. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating and Governance Committee.  If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders.  When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund.  To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S‑K or paragraph (b) of Item 22 of Rule 14a‑101 (Schedule 14A) under the Securities Exchange Act of 1934 (the “1934 Act”); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected.  In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. The Nominating and Governance Committee held one meeting during the fiscal year ended December 31, 2025.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees).  Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. The Audit Committee held five meetings during the fiscal year ended December 31, 2025.

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Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund.  The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks.  Oversight of investment and compliance risk, including, if applicable, oversight of any sub-adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Aaron Norris serves as CCO and Anti-Money Laundering Officer of the Trust.

Oversight of other risks also occurs at the committee level.  The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes.  The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs.  In addition, the Independent Trustees have an opportunity to meet privately each quarter with the CCO.  The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines.  The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management.  The Nominating and Governance Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects.  It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund, the Adviser or other service providers.  Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals.  As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating and Governance Committee of the Board of Trustees oversees matters related to the nomination of Trustees.  The Nominating and Governance Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate.  Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

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Felix Rivera is the Chair of the Audit Committee and of the Nominating and Governance Committee and has served as a Trustee since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Trust. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Effective January 1, 2026, each Independent Trustee is paid a fixed annual retainer of $250,000. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings. These fees are allocated equally among each fund in the Trust.

The following table sets forth the compensation to be earned by each Independent Trustee for services to the Fund and the estimate aggregate compensation to be paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2026.  The Trust has no retirement or pension plans.  The officers and Interested Trustee serve without any compensation from the Trust.  The Trust has no employees.  Its officers are compensated by Roundhill.

Name of Trustee	Total Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$___	$___
Felix Rivera	$___	$___
Jeffrey Youngman	$___	$___

The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2025:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	Over $100,000
Independent Trustees
John Pesce	None	None
Felix Rivera	None	Over $100,000
Jeffrey Youngman	None	None

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As of December 31, 2025, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.  The Fund has agreed to pay Roundhill an annual management fee equal to [__]% of its daily net assets.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such

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recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties.  The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees.  The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on not more than 60 days’ written notice to Roundhill, or by Roundhill on 120 days’ written notice to the Trust.

Investment Sub-Adviser. Roundhill has retained Exchange Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 138 1940 Act-registered ETFs as of March 2026. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees.  Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund.  The Fund does not directly pay the Sub-Adviser.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

•         Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

•         Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

•         Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance and Boston College with a degree in Political Science and Philosophy.

•         Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

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•         Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

•         Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

•         Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares.  As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of [__].

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	__($______)	0 ($0)	0 ($0)
William Hershey	__($______)	0 ($0)	0 ($0)
Dave Mazza	__($______)	0 ($0)	0 ($0)
Andrew Serowik	__($______)	0 ($0)	0 ($0)
Todd Alberico	__($______)	0 ($0)	0 ($0)
Gabriel Tan	__($______)	0 ($0)	0 ($0)
Brian Cooper	__($______)	0 ($0)	0 ($0)

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Conflicts of Interest.  The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator.  U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent” or the “Administrator”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between

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the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of FINRA.

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by a vote of a majority of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

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Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred

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by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations.  Fund Shares in less than Creation Units are not distributed by the Distributor.  The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.  The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.  The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares.  Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably

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obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-

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Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Additional Information

Book Entry Only System.  The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares.  Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants).  Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition,

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the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites.  In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”).  The basket represents one Creation Unit of the Fund.  The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/magx.  The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule.  The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT.  The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov.  The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics.  In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j‑1 of the 1940 Act.  These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions.  Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department.  These Codes of Ethics are on public file with, and are available from, the SEC.

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Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/___, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares.  An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market.  The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets.  The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”).  Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

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A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business.  As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets.  In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets.  First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket.  These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable.  Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket.  For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets.  In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading.  Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences.  Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting

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an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition

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is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket. Payment of fees and expenses payable upon transfer of beneficial ownership of the deposit securities will be the sole responsibility of the Authorized Participant that purchased the Creation Unit, and the Authorized Participant will be required to ensure that any deposit securities properly denote change in beneficial ownership. If the NAV of the Fund per Creation Unit is less than the value of the deposit made by the Authorized Participant, the Fund may determine it is appropriate to return all or a portion of this excess amount to the Authorized Participant.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are

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under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund.  This section is current as of the date of this SAI.  Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers.  For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances.  In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund.  The Internal Revenue Service could disagree with any conclusions set forth in this section.  In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund.  This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50%

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of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.  There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders.  The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.  If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained.  In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years.  In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.  A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.  Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.  However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates.  In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

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The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates.  The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.  However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares.  Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date.  A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares.  To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares.  Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities.  In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such  Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss.  The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid.  If a shareholder exchanges Creation Units for securities,

35

then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount.  The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders.  The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.  The Fund may be able to make an election that could ameliorate these adverse tax consequences.  In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income.  Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above).  Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  This withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has

36

entered into such an agreement with the U.S. Treasury.  For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends.  However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends.  However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.  However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax.  In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption.  If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be

37

taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations.  Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein.  Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward.  Net capital losses of the Fund may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carry-forwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carry-forwards and net unrealized built-in losses. These limitations generally apply when there has been a 50% change in ownership.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions.  Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically

38

tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis.  The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein.  Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fund Shares purchased in the secondary market.

Miscellaneous Information

Legal Counsel.  Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm.  Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm.  Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/magx.  From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders.  Performance quotations represent the Fund’s past performance and should not be considered as representative of future results.  The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

39

Roundhill ETF Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	Agreement and Declaration of Trust of the Registrant (1)

(b)	By-Laws of the Registrant (1)

(c)	Not applicable

(d)	(1) Investment Advisory Agreement between the Registrant and Roundhill Financial Inc. (1)

(2) Amended Schedule A to the Investment Advisory Agreement (6)

(3) Expense Reimbursement and Fee Waiver Agreement between the Registrant and Roundhill Financial Inc. (3)

(4) Amended Exhibit A to the Expense Reimbursement and Fee Waiver Agreement between the Registrant and Roundhill Financial Inc (5)

(5) Sub-Advisory Agreement between Roundhill Financial Inc. and Exchange Traded Concepts, LLC (1)

(6) Amended Schedule A to the Sub-Advisory Agreement between Roundhill Financial Inc. and Exchange Traded Concepts, LLC (6)

(e)	(1) ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC (1)

(2) Amended Exhibit A to the ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC (6)

(f)	Not Applicable.

(g)	(1) Custody Agreement between the Registrant and U.S. Bank National Association (1)

(2) Amended Exhibit A to the Custody Agreement between the Registrant and U.S. Bank National Association (6)

(h)	(1) Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(2) Amended Exhibit 1 to the Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (6)

(3) Form of Authorized Participant Agreement (1)

(i)	Opinion of Legal Counsel (6)

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Distribution and Service Plan (4)

(1) Amended Exhibit A to the Distribution and Service Plan (6)

(n)	Not Applicable.

(o)	Not Applicable.

(p)	(1) Code of Ethics of Registrant (5)

(2) Code of Ethics of Roundhill Financial Inc. (5)

(3) Code of Ethics of Exchange Traded Concepts, LLC (1)

(q)	Powers of Attorney (2)

(1)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on October 20, 2023.

(2)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on January 10, 2024.

(3)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on February 27, 2024.

(4)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on February 18, 2026.

(5)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on April 30, 2026.

(6)	To be filed by amendment.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Pursuant to Article VII, Section 2(a) of the Trust’s Agreement and Declaration of Trust (the “Declaration”), the Trust shall indemnify, out of Trust Property (as such term is defined in the “Declaration”), to the fullest extent permitted under applicable law, any Person (as such term is defined in the “Declaration”) who was or is a party or is threatened to be made a party to any Proceeding (as such term is defined in the “Declaration”) by reason of the fact that such Person is or was an Agent (as such term is defined in the “Declaration”) of the Trust, against Expenses (as such term is defined in the “Declaration”), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Rule 484 under the 1933 Act, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of the Declaration in a manner consistent with Release 11330 of the SEC under the 1940 Act, so long as the interpretation of Sections 17(h) and 17(i) thereunder remains in effect.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Roundhill Financial Inc. (“Roundhill”), the investment adviser to the Funds, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Roundhill is incorporated by reference to the Form ADV filed by Roundhill with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-114971).

Certain information pertaining to the business and other connections of Exchange Traded Concepts, LLC (“ETC”), the investment sub-adviser to the Funds, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of ETC is incorporated by reference to the Form ADV filed by ETC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-70485).

Item 32.	Principal Underwriter

(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers
4.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
5.	ActivePassive International Equity ETF, Series of Trust for Professional Managers
6.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
7.	AdvisorShares Trust
8.	AFA Private Credit Fund
9.	AGF Investments Trust
10.	AIM ETF Products Trust
11.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	Alternative Strategies Income Fund

14.	American Century ETF Trust
15.	AMG ETF Trust
16.	Amplify ETF Trust
17.	Applied Finance Dividend Fund, Series of World Funds Trust

18.	Applied Finance Explorer Fund, Series of World Funds Trust
19.	Applied Finance Select Fund, Series of World Funds Trust
20.	Ardian Access LLC
21.	ARK ETF Trust
22.	ARK Venture Fund
23.	Bitwise Funds Trust
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cascade Private Capital Fund
38.	Catalyst/Perini Strategic Income Fund
39.	CBRE Global Real Estate Income Fund
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Cliffwater Corporate Lending Fund
42.	Cliffwater Enhanced Lending Fund
43.	Coatue Innovative Strategies Fund
44.	Cohen & Steers ETF Trust
45.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
46.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
47.	CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers
48.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
49.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
50.	CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust
51.	Davis Fundamental ETF Trust
52.	Defiance BMNR Option Income ETF, Series of ETF Series Solutions
53.	Defiance Connective Technologies ETF, Series of ETF Series Solutions
54.	Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions
55.	Defiance Quantum ETF, Series of ETF Series Solutions
56.	Defiance Retail Kings ETF, Series of ETF Series Solutions
57.	Denali Structured Return Strategy Fund
58.	Dodge & Cox Funds
59.	DoubleLine ETF Trust
60.	DoubleLine Income Solutions Fund

61.	DoubleLine Opportunistic Credit Fund
62.	DoubleLine Yield Opportunities Fund
63.	DriveWealth ETF Trust
64.	EIP Investment Trust
65.	Ellington Income Opportunities Fund

66.	ETF Opportunities Trust
67.	Exchange Listed Funds Trust
68.	Exchange Place Advisors Trust
69.	FIS Trust
70.	FlexShares Trust
71.	Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust
72.	Forum Funds
73.	Forum Funds II
74.	Forum Real Estate Income Fund
75.	GMO ETF Trust
76.	GoldenTree Opportunistic Credit Fund
77.	Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust
78.	Grayscale Funds Trust
79.	Guinness Atkinson Funds
80.	Harbor ETF Trust
81.	Harris Oakmark ETF Trust
82.	Hawaiian Tax-Free Trust
83.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
84.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
85.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
86.	Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust
87.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust
88.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
89.	Horizon Kinetics Texas ETF, Series of Listed Funds Trust
90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	Jensen Quality Growth ETF, Series of Trust for Professional Managers
94.	John Hancock Exchange-Traded Fund Trust
95.	Kurv ETF Trust
96.	Lazard Active ETF Trust
97.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
98.	Lone Peak Value Fund, Series of World Funds Trust
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	MoA Funds Corporation
105.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
106.	Morgan Stanley ETF Trust
107.	Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

108.	Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds
109.	Morningstar Funds Trust
110.	NEOS ETF Trust
111.	Niagara Income Opportunities Fund
112.	NXG Cushing® Midstream Energy Fund
113.	NXG NextGen Infrastructure Income Fund

114.	OTG Latin American Fund, Series of World Funds Trust
115.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
116.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
117.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
120.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
122.	Palmer Square Funds Trust
123.	Palmer Square Opportunistic Income Fund
124.	Partners Group Private Income Opportunities, LLC
125.	Perkins Discovery Fund, Series of World Funds Trust
126.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
127.	Plan Investment Fund, Inc.
128.	Point Bridge America First ETF, Series of ETF Series Solutions
129.	Precidian ETFs Trust
130.	Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust
131.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust
135.	Renaissance Capital Greenwich Funds
136.	REX ETF Trust
137.	Reynolds Funds, Inc.
138.	RMB Investors Trust
139.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
140.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
141.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
142.	Roundhill Cannabis ETF, Series of Listed Funds Trust
143.	Roundhill ETF Trust
144.	Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
145.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
146.	Roundhill Video Games ETF, Series of Listed Funds Trust
147.	Rule One Fund, Series of World Funds Trust
148.	Russell Investments Exchange Traded Funds
149.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
150.	Six Circles Trust
151.	Sound Shore Fund, Inc.
152.	SP Funds Trust
153.	Sparrow Funds

154.	Spear Alpha ETF, Series of Listed Funds Trust
155.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
156.	STF Tactical Growth ETF, Series of Listed Funds Trust
157.	Strategic Trust
158.	Strategy Shares
159.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
160.	Tekla World Healthcare Fund
161.	Tema ETF Trust

162.	The 2023 ETF Series Trust
163.	The Community Development Fund
164.	The Cook & Bynum Fund, Series of World Funds Trust
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal Trust I
170.	Tidal Trust II
171.	Tidal Trust III
172.	Tidal Trust IV
173.	TIFF Investment Program
174.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
175.	Timothy Plan International ETF, Series of The Timothy Plan
176.	Timothy Plan Market Neutral ETF, Series of The Timothy Plan
177.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
178.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
179.	Total Fund Solution
180.	Touchstone ETF Trust
181.	Trailmark Series Trust
182.	T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust
183.	T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust
184.	T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust
185.	T-Rex 2x Long Ether Daily Target ETF
186.	U.S. Global Investors Funds
187.	Union Street Partners Value Fund, Series of World Funds Trust
188.	Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
189.	Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
190.	Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
191.	Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
192.	Virtus Stone Harbor Emerging Markets Income Fund
193.	Volatility Shares Trust
194.	WEBs ETF Trust
195.	Wedbush Series Trust
196.	Wellington Global Multi-Strategy Fund
197.	Wilshire Mutual Funds, Inc.
198.	Wilshire Variable Insurance Trust
199.	WisdomTree Trust
200.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b) To the best of the Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not Applicable.

Item 33.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section, are maintained by: Roundhill Financial Inc. 154 West 14th Street, 2nd Floor, New York, New York 10011; U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202; U.S. Bank, N.A, 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53202; Foreside Fund Services LLC, 190 Middle Street, Suite 301, Portland, Maine 04101; and Exchange Traded Concepts, LLC, 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York on May 13, 2026.

Roundhill ETF Trust

By:	/s/ Timothy Maloney
Timothy Maloney, Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ William Hershey William Hershey	President (Principal Executive Officer)	May 13, 2026

/s/ Timothy Maloney Timothy Maloney	Treasurer and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	May 13, 2026

John Pesce*	Trustee	May 13, 2026
John Pesce

Felix Rivera*	Trustee	May 13, 2026
Felix Rivera

Jeffrey Youngman*	Trustee	May 13, 2026
Jeffrey Youngman

*

An original power of attorney authorizing Will Hershey and Timothy Maloney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed and were filed as an exhibit hereto.